Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balances at the beginning of the year	R$ (44,046)	R$ (45,013)	R$ (32,980)
Additions	(74,552)	(42,708)	(47,819)
Write-offs	57,200	43,675	35,786
Balances at the end of the year	R$ (61,398)	R$ (44,046)	R$ (45,013)